Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Revenue
Total external revenue (Note 7.1)		¥ 18,016,085	$ 2,542,813	¥ 16,263,248	¥ 16,197,819
Results
Interest income		177,261	25,019	147,244	105,421
Interest expense		(126,851)	(17,904)	(108,339)	(96,072)
Gain on disposal of subsidiaries					216,115
Gain on disposal of joint venture	[1]				107,976
Impairment of property, plant and equipment		(3,950)	(558)	(30,173)	(20,845)
Impairment of technology development cost					(40,000)
Staff severance cost		(15,454)	(2,181)	(28,018)	(107,732)
Depreciation and amortization		(465,209)	(65,661)	(433,885)	(444,181)
Share of profit/(loss) of associates and joint ventures, net of tax		19,034	2,686	11,634	10,054
Income tax expense		(172,619)	(24,364)	(206,667)	(194,172)
Segment profit after tax		860,700	121,480	974,400	1,319,856
Total assets		23,854,191		21,657,964		$ 3,366,811
Total liabilities		(12,280,806)		(10,510,410)		(1,733,329)
Other disclosures
Investment in joint ventures		273,991		222,812		$ 38,671
Capital expenditure		918,280	$ 129,607	405,895
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 7.1)		17,980,304		16,210,467	16,140,622
Results
Interest income		158,855		124,653	94,760
Interest expense		(126,379)		(107,609)	(94,794)
Impairment of property, plant and equipment		(3,950)		(30,173)	(20,845)
Impairment of technology development cost					(40,000)
Staff severance cost		(15,454)		(28,018)	(107,732)
Depreciation and amortization		(458,665)		(428,199)	(433,921)
Share of profit/(loss) of associates and joint ventures, net of tax		18,137		10,809	9,255
Income tax expense		(141,330)		(175,956)	(164,578)
Segment profit after tax		884,562		1,019,776	1,004,019
Total assets		22,817,479		20,636,155
Total liabilities		(12,127,021)		(10,318,492)
Other disclosures
Investment in joint ventures		271,274		220,176
Capital expenditure		917,192		403,179
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 7.1)		35,781		52,781	57,197
Results
Interest income		5,167		4,244	1,803
Interest expense		(51)		(403)	(3,983)
Gain on disposal of subsidiaries					216,115
Gain on disposal of joint venture					107,976
Depreciation and amortization		(5,551)		(5,355)	(9,990)
Share of profit/(loss) of associates and joint ventures, net of tax		897		825	799
Income tax expense		(527)		(820)	(461)
Segment profit after tax		4,457		4,156	322,160
Total assets		416,397		441,040
Total liabilities		(15,575)		(55,404)
Other disclosures
Investment in joint ventures		2,717		2,636
Capital expenditure		1,033		2,643
Operating segments [member] | Corporate segment [member]
Results
Interest income		13,239		18,347	11,833
Interest expense		(421)		(327)	(270)
Depreciation and amortization		(993)		(331)	(270)
Income tax expense		(41)		(49)	(102)
Segment profit after tax		1,939		(19,690)	22,708
Total assets		2,120,767		2,081,220
Total liabilities		(31,278)		(29,592)
Other disclosures
Capital expenditure		55		73
Elimination of intersegment amounts [member]
Results
Interest income					(2,975)
Interest expense					2,975
Income tax expense				(29,842)	(29,031)
Segment profit after tax		(30,258)		(29,842)	¥ (29,031)
Total assets		(1,500,452)		(1,500,451)
Total liabilities		¥ (106,932)		¥ (106,922)

[1]	On October 19, 2017, the Group completed the disposal of its joint venture investment in Copthorne Qingdao and recognized gain on disposal in the Group’s profit or loss for the year ended December 31, 2017.